TAXATION (Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statutory CIT rate	25.00%	25.00%	25.00%
Share-based compensation expenses	1.10%	2.00%	1.10%
Change in fair value of convertible senior notes and capped call options	2.20%	0.40%	(2.80%)
Accrued payroll and welfare expenses	1.00%	1.30%	0.50%
Change of enacted tax rate	0.40%	(3.50%)	(9.20%)
Other permanent differences	(0.00%)	(2.00%)	1.10%
Difference in tax rate of a subsidiary outside the PRC	0.90%	(1.10%)	0.90%
Effect of tax holiday for subsidiaries	(10.90%)	(9.10%)	(11.90%)
Change in valuation allowance	0.90%	(1.40%)	(28.80%)
Effective CIT rate	20.60%	11.60%	(24.10%)